UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

 17605 Wright Street,   Omaha, NE   68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC

             80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

5/31

Date of reporting period:  8/31/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2013
Par Value		Value
	SHORT-TERM INVESTMENTS - 76.3%
	COMMERCIAL PAPER - 59.7%
	ADVERTISING - 3.6%
1,700,000	Omnicom Capital, Inc., 0.31%, 9/17/2013, 144A	$ 1,699,751

	DISTRIBUTION/WHOLESALE - 3.8%
1,800,000	Glencore Funding LLC, 0.40%, 10/15/2013, 144A	1,799,100

	DIVERSIFIED FINANCIAL SERVICES - 3.2%
1,500,000	Volvo, 0.36%, 11/6/2013, 144A	1,498,995

	FOOD - 15.9%
5,959,000	Diary Farmers of America, Inc., 0.23%, 9/3/2013, 144A	5,958,886
1,500,000	Kroger Company, 0.32%, 9/12/2013, 144A	1,499,840
		7,458,726
	HEALTHCARE SERVICES - 2.1%
1,000,000	Cigna Corp., 0.35%, 10/28/2013, 144A	999,436

	INSURANCE - 3.2%
1,500,000	Prudential Financial, Inc., 0.34%, 10/22/2013, 144A	1,499,263

	LODGING - 2.7%
1,285,000	Marriott International, 0.35%, 9/16/2013, 144A	1,284,800

	MEDIA - 2.1%
1,000,000	DirectTV Holdings LLC, 0.30%, 9/10/2013, 144A	999,917

	OIL & GAS - 14.6%
1,400,000	ENIFIN, 0.42%, 9/5/2013, 144A	1,399,918
1,800,000	ERAC USA Finance, 0.31%, 9/27/2013, 144A	1,799,581
1,800,000	FMC Technologies, Inc., 0.28%, 9/6/2013, 144A	1,799,916
1,800,000	National Grid USA, 0.40%,10/22/13, 144A	1,798,960
		6,798,375
	PIPELINES - 8.5%
1,800,000	Enbridge Energy Partners, 0.30%, 9/26/2013, 144A	1,799,610
2,200,000	Spectra Energy Partners, 0.39%, 9/25/2013, 144A	2,199,404
		3,999,014

	TOTAL COMMERCIAL PAPER (Cost $28,037,377)	28,037,377
Shares
	MONEY MARKET FUND - 16.6%
7,815,964	BlackRock Liquidity Funds T-Fund Portfolio, to yield 0.01% ^+ (Cost $7,815,964)	7,815,964

	TOTAL SHORT-TERM INVESTMENTS (Cost $35,853,341)	35,853,341

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2013
No. of Contracts		Value
	PURCHASED PUT OPTIONS - 0.0%
92	Live Cattle +	$ 2,760
	Expiration October 4, 2013, Exercise Price $133
90	U.S. 5 Year Note (CBT)	4,219
	Expiration November 22, 2013, Exercise Price $123
48	U.S. 10 Year Future	750
	Expiration November 22, 2013, Exercise Price $133
26	U.S. Long Bond Fund	1,625
	Expiration November 22, 2013, Exercise Price $147
	TOTAL PURCHASED PUT OPTIONS (Cost $14,028)	9,354

	TOTAL INVESTMENTS - 76.3% (Cost $35,867,369) (a)	$ 35,862,695
	OTHER ASSETS & LIABILITIES - 23.7%	11,139,524
	NET ASSETS - 100.0%	$ 47,002,219

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $35,870,075 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 2,515
	Unrealized Depreciation:	(9,895)
	Net Unrealized Depreciation:	$ (7,380)

^ Money market fund; interest rate reflects seven-day effective yield on August 31, 2013.
+ All or a portion of this investment is a holding of Longboard Fund Limited.

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At August 31, 2013 securities amounted to $28,037,377 or 59.7% of net assets.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
FUTURES CONTRACTS
August 31, 2013
Open Long Future Contracts	Description	Expiration	Underlying Face Amount at Value	Unrealized Gain/ (Loss)
35	AEX Index Amsterdam	Sep-13	3,350,704	(111,736)
23	Brent Crude Future +	Oct-13	2,623,610	(42,550)
52	CAC 40 10 Euro Future	Sep-13	2,700,033	(122,105)
18	Crude Oil +	Oct-13	1,937,700	(48,420)
9	Dax Index	Sep-13	2,409,436	(32,650)
29	DJIA Index Future Mini	Sep-13	2,145,275	(60,675)
64	Euro STOXX 50	Sep-13	2,302,373	48,230
30	FTSE 100 Index	Sep-13	2,974,722	59,041
18	FTSE/MIS Index	Sep-13	1,981,452	(82,635)
22	IBEX-35 Index	Sep-13	2,407,379	(131,936)
118	Lean Hogs +	Oct-13	4,135,900	(2,140)
23	MSCI EAFE Index Mini	Sep-13	1,945,455	(9,725)
120	MSCI Taiwan Index	Sep-13	3,386,400	77,960
59	Nasdaq 100 E-Mini	Sep-13	3,626,730	137,258
72	Nikkei 225 Mini	Sep-13	979,416	11,947
105	OMXS30 Index	Sep-13	1,923,842	(76,734)
15	Russell Mini Future	Sep-13	1,515,150	24,505
27	S&P E-Mini Future	Sep-13	2,202,188	(12,030)
10	S&P Midcap 400 Emini	Sep-13	1,182,900	15,285
32	S&P/TSX 60 IX	Sep-13	4,407,853	(33,393)
16	SPI 200	Sep-13	1,823,236	118,428
38	TOCOM Gasoline Future +	Feb-14	1,476,595	61,341
45	TOCOM Kerosene +	Feb-14	1,833,426	4,825
8	TOPIX Index	Sep-13	898,720	(2,119)
Net Unrealized Loss from Open Long Futures Contracts				$ (210,028)
+ All or a portion of this investment is a holding of the Longboard Fund Limited.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
FUTURES CONTRACTS
August 31, 2013
Open Short Future Contracts	Description	Expiration	Underlying Face Amount at Value	Unrealized Gain/ (Loss)
59	10 Year AUD Government Bond	Sep-13	48,973,630	$ (33,302)
324	90 Day Euro Future	Jun-15	80,125,200	57,800
28	CBOE VIX Future +	Sep-13	490,000	(77,120)
17	Coffee +	Dec-13	741,413	49,725
28	Copper +	Dec-13	2,263,100	65,800
42	Emerging Market Future	Sep-13	1,926,330	(70,010)
29	Euro Buxl	Sep-13	4,792,047	(15,303)
36	Feeder Cattle +	Oct-13	2,861,100	725
8	Gold +	Dec-13	1,116,880	(80,240)
51	IPEL ECX CARBON FIN +	Dec-13	307,479	(50,657)
98	Live Cattle +	Oct-13	4,970,560	(25,420)
47	Natural Gas +	Nov-13	1,731,480	(97,290)
57	Rapeseed +	Nov-13	1,433,393	21,981
55	Red Wheat Future +	Dec-13	2,008,188	(9,370)
66	Robusta Coffee Future (10) +	Nov-13	1,174,140	82,500
60	Rough Rice +	Nov-13	1,890,000	(22,800)
5	Silver +	Dec-13	587,825	(13,325)
97	Soybean Oil Future +	Dec-13	2,577,678	161,268
554	Three Month Euro Swiss Franc	Mar-14	148,545,405	(59,683)
107	TOCOM Rubber +	Jan-14	1,455,200	(89,128)
15	U.S. Ultra Bond	Dec-13	2,116,875	(23,555)
90	U.S. 5 Year Note (CBT)	Dec-13	10,771,200	(42,189)
48	U.S. 10 Year Future	Dec-13	5,965,488	(30,002)
26	U.S. Long Bond Future	Dec-13	3,429,556	(73,533)
67	Wheat Future +	Dec-13	2,190,900	24,288
52	Wheat Future (KCB) +	Dec-13	1,829,100	17,550
66	World Sugar #11 +	Oct-13	1,207,853	32,570
Net Unrealized Loss from Open Short Futures Contracts				$ (298,720)

Net Unrealized Loss from Open Futures Contracts				$ (508,748)

+ All or a portion of this investment is a holding of the Longboard Fund Limited.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of August 31, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 7,815,964	$ 28,037,377	$ -	$ 35,853,341
Purchased Put Options	9,354	-	-	9,354
Forward Foreign Currency Exchange Contracts	-	702,756	-	702,756
Total	$ 7,825,318	$ 28,740,133	$ -	$ 36,565,451
Liability	Level 1	Level 2	Level 3	Total
Open Futures Contracts	$ 508,748	$ -	$ -	$ 508,748
Total	$ 508,748	$ -	$ -	$ 508,748

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund's policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for industry classifications.

Consolidation of Subsidiaries – Longboard Managed Futures Strategy Fund ("LMFS") with Longboard Fund Limited ("LFL-CFC") – The Consolidated Portfolio of Investments includes the accounts of LFL-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

LMFS may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with LMFS's investment objectives and policies.

LFL-CFC utilizes commodity based derivative products to facilitate LMFS's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, LMFS may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the LMFS Prospectus.

A summary of the LMFS's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at August 31, 2013	% of Fund Net Assets at August 31, 2013
LFL-CFC	8/15/12	$5,217,603	11.10%

Foreign Currency - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, commodities risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The notional value of the futures contracts disclosed in the Portfolio of Investments at August 31, 2013, is a reflection of the volume of derivative activity for the respective Portfolio.

Options Transactions - The Fund is subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.  When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized.  If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call.  If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Statements of Operations.

As of August 31, 2013, Longboard Managed Futures Strategy Fund had the following open forward currency contracts:

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
FOREIGN EXCHANGE CONTRACTS
August 31, 2013
Settlement Date	Foreign Currency Units to Receive/Deliver		In Exchange For		U.S. $ Value	Unrealized Gain/ (Loss)
To Buy:
9/18/2013	2,765,600	AUD	1,600,000	GBP	$ 2,459,885	$ (35,516)
9/18/2013	2,000,000	AUD	1,888,400	CAD	1,778,916	(56,084)
9/18/2013	1,400,000	AUD	125,833,820	JPY	1,245,241	(97,219)
9/18/2013	5,000,000	BRL	2,111,308	USD	2,093,142	(18,166)
9/18/2013	4,398,520	CAD	4,600,000	AUD	4,168,345	(149,009)
9/18/2013	1,415,250	CAD	1,500,000	AUD	1,341,190	(34,710)
9/18/2013	1,400,000	CAD	129,805,200	JPY	1,326,738	(50,266)
9/18/2013	1,000,000	CHF	102,460,000	JPY	1,073,153	(9,684)
9/18/2013	2,125,000	EUR	1,805,866	GBP	2,803,536	(23,139)
9/18/2013	1,000,000	EUR	864,400	GBP	1,319,311	(3,889)
9/18/2013	1,000,000	EUR	125,660,000	JPY	1,319,311	(10,889)
9/18/2013	4,250,000	GBP	6,649,890	USD	6,575,435	(74,455)
9/18/2013	2,375,000	GBP	3,915,188	AUD	3,674,508	(50,442)
9/18/2013	800,000	GBP	1,335,600	AUD	1,237,729	8,049
9/18/2013	1,125,000	GBP	166,702,500	JPY	1,740,556	(23,894)
9/18/2013	121,450,000	JPY	1,400,000	AUD	1,237,666	(5,043)
9/18/2013	27,000,000	MXN	2,087,925	USD	2,019,844	(68,081)

To Sell:
9/18/2013	2,600,000	AUD	2,378,064	USD	2,312,591	65,473
9/18/2013	3,915,188	AUD	2,375,000	GBP	3,482,395	271,878
9/18/2013	1,335,600	AUD	800,000	GBP	1,187,960	45,733
9/18/2013	4,600,000	AUD	4,398,520	CAD	4,091,507	251,813
9/18/2013	1,500,000	AUD	1,415,250	CAD	1,334,187	46,713
9/18/2013	1,400,000	AUD	121,450,000	JPY	1,245,241	7,059
9/18/2013	9,000,000	BRL	3,943,909	USD	3,767,656	176,253
9/18/2013	2,000,000	BRL	884,564	USD	837,257	47,307
9/18/2013	5,500,000	CAD	5,222,031	USD	5,212,184	9,847
9/18/2013	1,500,000	CAD	1,437,332	USD	1,421,505	15,828
9/18/2013	1,888,400	CAD	2,000,000	AUD	1,789,580	43,640
9/18/2013	3,250,000	GBP	5,086,250	USD	5,028,274	57,976
9/18/2013	1,000,000	GBP	1,531,750	USD	1,547,161	(15,411)
9/18/2013	1,600,000	GBP	2,765,600	AUD	2,475,458	16,862
9/18/2013	1,805,868	GBP	2,125,000	EUR	2,793,968	38,354
9/18/2013	864,400	GBP	1,000,000	EUR	1,337,366	(13,538)
9/18/2013	125,000,000	JPY	1,322,478	USD	1,273,844	48,635
9/18/2013	125,833,820	JPY	1,400,000	AUD	1,282,341	52,341
9/18/2013	166,702,500	JPY	1,125,000	GBP	1,698,823	69,341
9/18/2013	129,805,200	JPY	1,400,000	CAD	1,322,812	53,993
9/18/2013	125,660,000	JPY	1,000,000	EUR	1,280,569	52,269
9/18/2013	102,460,000	JPY	1,000,000	CHF	1,044,144	42,619
9/18/2013	27,000,000	MXN	2,005,228	USD	2,019,844	(14,615)
9/18/2013	22,367,880	NOK	3,600,000	USD	3,651,194	(51,194)
9/18/2013	30,257,670	ZAR	3,000,000	USD	2,943,761	56,239
9/18/2013	9,972,500	ZAR	1,000,000	USD	970,222	29,778

Net Unrealized Gain on Forward Foreign Currency Exchange Contracts:						$ 702,756

The derivative instruments outstanding as of August 31, 2013 as disclosed in the Consolidated Portfolio of Investments serve as indicators of the volume of derivative activity for the Fund.

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of August 31, 2013 categorized by risk exposure:

Risk Exposure Category	Unrealized Gain/(Loss)
Foreign exchange contracts	702,756
Commodity contracts	$ 91,890
Equity contracts	(380,871)
Interest rate contracts	(219,767)
Total	$ 194,008

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

10/30/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

     Kevin E. Wolf, President

Date

10/30/13

By

*/s/ Erik Naviloff

      Erik Naviloff, Treasurer

Date

10/30/13